Earnings Per Share (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Antidilutive Shares
The following table summarizes potential common shares that were excluded as their effect is anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Options and unvested stock units outstanding	7,579	21,205	10,363	16,839
Warrants outstanding	2,144,127	44,948	2,144,127	44,948
Convertible promissory notes	309,974	—	309,974	—
Contingent Sponsor Earnout Shares	2,054	2,054	2,054	2,054
Total	2,463,734	68,207	2,466,518	63,841

The following table summarizes potential common shares that were excluded as their effect is anti-dilutive:

	Year Ended December 31,
	2023	2022
Options and unvested stock units outstanding	17,423	9,080
Warrants outstanding	443,321	28,511
Contingent Sponsor Earnout Shares	2,054	2,054
Total	462,798	39,645